Income Tax Benefit/(Expense) - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Adjustments for current tax of prior periods	$ (18,412)	$ (3,616)	$ (5,870)
Differences in overseas tax rates	24,458	5,259	7,797
Deferred tax assets not brought to account	$ 58,157	$ 48,425	$ 38,804
U.S. Corporate income tax rate
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Applicable tax rate	21.00%		35.00%
Singapore
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Adjustments for current tax of prior periods	$ 18,200
Differences in overseas tax rates	$ 14,000
Australian Government
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Difference in tax rate	30.00%